LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases
LEASES

NOTE 9 – LEASES

The Company elected the practical expedient under Accounting Standards Update (ASU) 2018-11 “Leases: Targeted Improvements” which allows the Company to apply the transition provision for Topic 842 at the Company’s adoption date instead of at the earliest comparative period presented in the financial statements. Therefore, the Company recognized and measured leases existing at January 1, 2019, but without retrospective application. In addition, the Company elected the optional practical expedient permitted un ecurity nansition guidance which allows the Company to carry forward the historical accounting treatment for existing leases upon adoption. No impact was recorded to the beginning retained earnings for Topic 842. The Company has two operating leases for corporate offices. The following table outlines the details:

	Lease 1	Lease 2
Initial Lease Term	December 2017 to December 2021	November 2018 to November 2023
Renewal Term	January 2021 to December 2024	November 2023 to November 2028
Initial Recognition of right-of-use assets at January 1, 2019	$534,140	$313,301
Incremental Borrowing Rate	10%	10%

The Company entered into a new corporate office lease (Lease 1) on January 1, 2022. The Company determined that entering into a new lease required remeasurement of the lease liability resulting in the increase of the right-of-use asset and the associated lease liability by $977,220. The new lease is still classified as an operating lease. The Company also has an operating lease for copiers in the corporate office that is not included in the table below. The initial lease liability was $15,000 and the current and long-term lease amounts are included in the respective liability accounts.

The table below reconciles the fixed component of the undiscounted cash flows for each of the first five years and the total remaining years to the operating lease liabilities recorded in the Consolidated Balance Sheet as of September 30, 2022.

Amounts due within twelve months of September 30, 2022
2022	$291,537
2023	300,286
2024	309,294
2025	318,573
2026	122,912
Thereafter	63,055
Total minimum lease payments	1,405,657
Less: effect of discounting	(291,713)
Present value of future minimum lease payments	1,113,944
Less: current obligations under leases	188,558
Long-term lease obligations	$925,386

The difference to the balance sheet above is due to the current and long-term remaining lease obligations of the copier operating lease not included in the amount of $14,181 as of September 30, 2022.

For the nine-months ended September 30, 2022, and 2021, amortization of Right of Use Assets was $132,847 and $97,436, respectively and the amortization of the Lease Liability was $120,403 and $96,954, respectively.

NOTE 10 – LEASES

The Company elected the practical expedient under ASU 2018-11 “Leases: Targeted Improvements” which allows the Company to apply the transition provision for Topic 842 at the Company’s adoption date instead of at the earliest comparative period presented in the financial statements. Therefore, the Company recognized and measured leases existing at January 1, 2019, but without retrospective application. In addition, the Company elected the optional practical expedient permitted under the transition guidance which allows the Company to carry forward the historical accounting treatment for existing leases upon adoption. No impact was recorded to the beginning retained earnings for Topic 842. The Company has two operating leases for corporate offices. The following table outlines the details of such leases:

	Lease 1	Lease 2
Initial Lease Term	January 2021 to December 2021	November 2018 to November 2023
Renewal Lease Term	-	November 2023 to November 2028
New Initial Lease Term	January 2022 to December 2026	-
New Renewal Lease Term	January 2027 to December 2031	-
Initial Recognition of Right to use assets at January 1, 2019	$534,140	$313,301
New Initial Recognition of Right to use Assets at December 31, 2021	$977,220	$-
Incremental Borrowing Rate	10%	10%

The Company entered into a new corporate office lease (Lease 1) on January 2022. The Company determined that entering into the new lease required remeasurement of the lease liability resulting in the increase of the right-of-use asset and the associated lease liability by $977,220. The new lease is still classified as an operating lease.

The table below reconciles the fixed component of the undiscounted cash flows for each of the first five years and the total remaining years to the operating lease liabilities recorded in the Consolidated Balance Sheet as of December 31, 2021.

Amounts due within twelve months of December 31
2022	$294,932
2023	293,683
2024	302,494
2025	311,569
2026	320,916
Thereafter	105,531
Total minimum lease payments	1,629,125
Less: effect of discounting	(380,599)
Present value of future minimum lease payments	1,248,526
Less: current obligations under leases	178,561
Long-term lease obligations	$1,069,965

For the years ended December 31, 2021, and 2020, amortization of assets was $131,558 and 97,020, respectively.

For the years ended December 31, 2021, and 2020, operating lease liabilities paid was $131,153 and 97,033, respectively.